TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Taxes Payable, Current [Abstract]
Schedule Of Tax Payable [Table Text Block]

Taxes payable consist of the following:

	June 30,	December 31,
	2013	2012
	US$	US$
Value added tax	600,430	144,845
Enterprise income tax	317,616	229,854
Employee withholding taxes	2,544	2,533
Business tax	163	161
City construction tax	30,118	24,181
	950,871	401,574